Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 12,227,000	$ 9,067,000
Section 174 research and development capitalization	2,999,000	2,490,000
Research credits	1,943,000	1,535,000
Fixed assets and intangible assets	403,000	401,000
Right of use asset	(410,000)	(613,000)
Lease liability, net	251,000	657,000
Accruals and others	230,000	66,000
Gross deferred tax assets	17,643,000	13,603,000
Less: valuation allowance	(17,643,000)	(13,603,000)
Net deferred tax assets